UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2012


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 =======================================================

         ANNUAL REPORT
         USAA TARGET RETIREMENT FUNDS
         DECEMBER 31, 2012

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             TARGET RETIREMENT INCOME FUND

             TARGET RETIREMENT 2020 FUND

             TARGET RETIREMENT 2030 FUND

             TARGET RETIREMENT 2040 FUND

             TARGET RETIREMENT 2050 FUND

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

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PRESIDENT'S MESSAGE

"OVERALL, OUR OUTLOOK IS CAUTIOUS.
DESPITE SOME SIGNS OF IMPROVEMENT,                 [PHOTO OF DANIEL S. McNAMARA]
THE U.S. ECONOMY REMAINS FRAGILE."

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FEBRUARY 2013

The financial markets recorded robust results during the one-year reporting period, with almost every asset class generating a positive return. U.S., international, and emerging markets stocks posted double-digit gains, as did many riskier fixed-income classes, including investment-grade bonds and high-yield bonds.

The results came despite mixed economic data, political uncertainty, and record low interest rates. Investors were optimistic at the beginning of 2012 as the U.S. economy -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank (ECB) continued its version of quantitative easing, flooding the European banking system with euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. Europe was in a recession and economic growth slowed in China. Market sentiment, however, remained upbeat, perhaps in anticipation of additional stimulative action by global central banks.

And indeed, during September, the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3) to help boost U.S. economic growth. In QE3, the Fed made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed went even further in December, making another open-ended commitment -- in this case, to buy long-term U.S. Treasury securities every month starting in January 2013.

Across the Atlantic, the ECB announced a new quantitative easing program, extending a number of its liquidity operations to help the financial markets

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

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deal with the effects of the European sovereign debt crisis. This action also gave European Union (EU) policymakers time to address the problems of the EU's weakest members, many of which are weighed down by a staggering amount of debt. At the time of this writing, a lasting solution remains elusive and major sticking points are left, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

Meanwhile, the U.S. election campaign built to a crescendo. In the end, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acted, $600 to $700 billion in tax hikes and spending cuts were scheduled to take effect on January 1, 2013. (At the time of this writing, a temporary solution is in place and I am guardedly optimistic that some kind of long-term agreement will be reached. Whatever happens, I expect various tax increases and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.)

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. In the long term, I am optimistic. First, the United States is becoming increasingly energy self-reliant, using newly discovered natural gas and oil resources. Second, the housing market is improving and has begun to have a positive impact on the economy as a whole. Third, many companies that reduced their capital expenditures in 2012 because of political and economic uncertainties will eventually start reinvesting in their own growth. In the short term, however, I am troubled about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero.

Going forward, we will continue working hard on your behalf. From everyone at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

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

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TABLE OF CONTENTS

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
FUNDS' OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

   Distributions to Shareholders                                              21

   Report of Independent Registered Public Accounting Firm                    26

   Portfolios of Investments                                                  27

   Notes to Portfolios of Investments                                         37

   Financial Statements                                                       38

   Notes to Financial Statements                                              44

EXPENSE EXAMPLE                                                               61

TRUSTEES' AND OFFICERS' INFORMATION                                           64

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUNDS, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUNDS.

(C)2013, USAA. All rights reserved.

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

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FUNDS' OBJECTIVE

THE USAA TARGET RETIREMENT FUNDS' INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund invests in a selection of USAA mutual funds in a manner consistent in the lifestyle transition path.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                            FUNDS OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]
       JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
       USAA Asset                                             USAA Asset
       Management Company                                     Management Company

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o   PLEASE REVIEW FINANCIAL MARKET PERFORMANCE FOR THE ANNUAL PERIOD.

    Even though there was no shortage of issues weighing on investor sentiment during 2012, the financial markets were able to climb the "wall of worry" and largely finish with positive returns. The first half of the year was characterized by a high level of uncertainty stemming from concerns that the European debt crisis would lead to a sovereign default or a possible break-up of the euro zone. In late July, however, European Central Bank
    (ECB) President Mario Draghi announced that the ECB would do whatever was necessary to forestall this worst-case scenario. Later in the year, the U.S. Federal Reserve announced a continuation of its stimulative quantitative easing policy, which further boosted investor sentiment. Together with some signs that global economic growth was picking up, these factors helped the financial markets perform very well in the second half of the year.

    This backdrop proved very favorable for international equities, which benefited from a dramatic reversal of fortune. While the U.S. stock market handily outpaced its international counterparts during 2011, international stocks led the way in 2012. The MSCI EAFE Index -- which tracks the performance of developed-market overseas equities -- returned 17.32%, while the MSCI Emerging Markets Index returned

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TARGET RETIREMENT FUNDS

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    18.22%. U.S. large-cap equities -- as measured by the S&P 500(R) Index --
    returned 16.00%, while small-caps returned 16.35%, as gauged by the Russell 2000(R) Index. The Barclays U.S. Aggregate Bond Index, a measure of performance for domestic investment-grade bonds, returned 4.22%.

o   HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING 2012?

    The Funds, which invest in both stocks and bonds, performed as expected with returns in between those of the two asset classes. The 12-month total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                                 USAA FUND          LIPPER INDEX
USAA Target Retirement Income Fund                 9.49%                8.31%
USAA Target Retirement 2020 Fund                  11.26%               12.27%
USAA Target Retirement 2030 Fund                  13.16%               14.06%
USAA Target Retirement 2040 Fund                  14.22%               15.24%
USAA Target Retirement 2050 Fund                  14.97%               15.58%

    The difference in the returns of the five Target Retirement Funds reflects their unique asset allocations: the further away the target retirement date, the higher each Fund's weighting in equities. We structure the Funds in this way since longer-term investors have a potentially higher capacity to withstand short-term volatility and more time to benefit from the superior longer-term return potential of the stock market.

o   WHAT FACTORS HELPED AND HURT PERFORMANCE IN THE FUNDS?

    Generally speaking, the Funds' portfolios are diversified among numerous USAA Funds that encompass stocks (both domestic and international), bonds, and alternative investments.

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUNDS |  3

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    Our bond fund segment in the Funds, generated positive returns during the year. Generally speaking, the underlying USAA Funds benefited from their tilt toward corporate bonds, which enabled them to take advantage of that sector's strong outperformance.

    Although we expect muted returns for bonds in the years ahead following such a long period of strong performance, we hold a slightly higher-than-normal weighting in our family of bond funds relative to our domestic equity funds. This positioning is based on the numerous headwinds to U.S. market performance, including the ongoing pressures on domestic corporate earnings, the strengthening dollar, and profit margins that appear unlikely to expand much further from their current levels. In this sense, our above-average weighting to our fixed-income funds is more of a defensive measure than an indication of a bullish outlook for the bond market.

    In the equity portion of the Funds, our performance results benefited modestly from our overweight allocation to our funds investing in international and emerging markets. Our tilt toward the international markets largely stemmed from our favorable view on Europe, where valuations were very attractive earlier in the year. We are maintaining this position on the belief that valuations are still reasonable even after the recent rally, and that corporate earnings have room to rise. We also continue to see opportunity in the emerging markets, where the economies appear stronger than those of the developed world based on a number of fundamental metrics.

    On the negative side, our allocation to funds investing in precious metals and minerals underperformed during the year. Physical gold rose in price during the past year, but mining stocks finished with a negative return due to concerns about their rising costs. While this position underperformed during the past year, the easy monetary policies being pursued by the world's central banks increase the risk of inflation and currency devaluation in the developed countries. What's more, valuations on precious metals mining companies appear very attractive by a number of metrics. Despite the added volatility in precious metals stocks, we feel we are being compensated for the

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4  | USAA TARGET RETIREMENT FUNDS

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    extra risk via the potential for valuations to begin rising back toward historical levels.

o   HOW WOULD YOU CHARACTERIZE YOUR VIEW ON THE U.S. ECONOMY AND FINANCIAL
    MARKETS?

    The investment picture provides a mixed bag as we move into 2013. On the plus side, the improving housing market and the move toward energy self-sufficiency are potential positives for the domestic economic outlook. However, the increase in payroll taxes that resulted from the fiscal cliff deal will likely pressure consumer spending. This creates a headwind to corporate profits, where record margins are already suggesting that earnings growth will now have to be driven largely by top-line revenue gains rather than declining costs. The United States also faces the need to raise its debt ceiling again -- as it last did in August 2011 -- which creates the potential for heightened market volatility if lawmakers again postpone a solution until the eleventh hour or later. We believe these factors, taken together, indicate that the U.S. economy will continue to "muddle through" during 2013, with modest risk of a recession but little chance of above-trend growth.

    From all of us on the USAA investment team, thank you for your investment in one of our Target Retirement Funds. We are very pleased that you have selected a diversified portfolio that draws upon all of USAA's investment expertise.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUNDS |  5

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INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)


--------------------------------------------------------------------------------
                                              12/31/12             12/31/11
--------------------------------------------------------------------------------
>
Net Assets                                 $335.0 Million       $257.3 Million
Net Asset Value Per Share                      $11.50               $10.83


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08

  9.49%                                                         6.85%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/11*
--------------------------------------------------------------------------------

                                       0.60%


              (Including acquired fund fees and expenses of 0.53%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA TARGET RETIREMENT FUNDS

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA TARGET RETIREMENT         BARCLAYS U.S.
                        INCOME FUND          AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008              $10,000.00               $10,000.00            $10,000.00
 8/31/2008               10,000.00                10,094.91             10,144.65
 9/30/2008                9,580.62                 9,959.32              9,240.68
10/31/2008                8,617.54                 9,724.23              7,688.73
11/30/2008                8,416.90                10,040.76              7,137.03
12/31/2008                8,598.81                10,415.37              7,212.97
 1/31/2009                8,303.36                10,323.47              6,605.01
 2/28/2009                7,997.71                10,284.50              5,901.73
 3/31/2009                8,347.98                10,427.47              6,418.69
 4/30/2009                8,768.46                10,477.33              7,033.02
 5/31/2009                9,301.74                10,553.32              7,426.40
 6/30/2009                9,397.12                10,613.35              7,441.13
 7/31/2009                9,852.49                10,784.54              8,003.95
 8/31/2009               10,090.52                10,896.20              8,292.93
 9/30/2009               10,395.82                11,010.66              8,602.38
10/31/2009               10,427.13                11,065.03              8,442.58
11/30/2009               10,677.64                11,208.28              8,948.99
12/31/2009               10,752.00                11,033.08              9,121.85
 1/31/2010               10,773.15                11,201.62              8,793.70
 2/28/2010               10,889.44                11,243.45              9,066.10
 3/31/2010               11,150.65                11,229.63              9,613.20
 4/30/2010               11,299.60                11,346.52              9,764.97
 5/31/2010               11,001.69                11,442.00              8,985.23
 6/30/2010               10,949.60                11,621.43              8,514.87
 7/31/2010               11,282.06                11,745.42              9,111.44
 8/31/2010               11,239.16                11,896.55              8,700.12
 9/30/2010               11,658.40                11,909.23              9,476.55
10/31/2010               11,852.89                11,951.63              9,837.13
11/30/2010               11,809.67                11,882.94              9,838.39
12/31/2010               12,004.53                11,754.80             10,495.91
 1/31/2011               12,070.13                11,768.48             10,744.67
 2/28/2011               12,223.19                11,797.92             11,112.78
 3/31/2011               12,293.52                11,804.44             11,117.20
 4/30/2011               12,557.66                11,954.28             11,446.44
 5/31/2011               12,568.67                12,110.29             11,316.87
 6/30/2011               12,470.03                12,074.83             11,128.23
 7/31/2011               12,492.18                12,266.44             10,901.94
 8/31/2011               12,237.46                12,445.65             10,309.72
 9/30/2011               11,838.36                12,536.18              9,584.96
10/31/2011               12,295.83                12,549.65             10,632.53
11/30/2011               12,240.04                12,538.76             10,609.03
12/31/2011               12,240.64                12,676.57             10,717.55
 1/31/2012               12,591.02                12,787.88             11,197.87
 2/29/2012               12,783.16                12,784.95             11,682.08
 3/31/2012               12,806.95                12,714.90             12,066.53
 4/30/2012               12,806.95                12,855.86             11,990.79
 5/31/2012               12,500.40                12,972.18             11,270.14
 6/30/2012               12,686.14                12,977.27             11,734.49
 7/31/2012               12,811.86                13,156.26             11,897.47
 8/31/2012               12,994.72                13,164.86             12,165.44
 9/30/2012               13,224.59                13,182.98             12,479.81
10/31/2012               13,247.59                13,208.91             12,249.38
11/30/2012               13,293.59                13,229.75             12,320.44
12/31/2012               13,401.94                13,210.92             12,432.74

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)


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                                              12/31/12             12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $558.8 Million       $463.7 Million
Net Asset Value Per Share                      $12.00               $11.12


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08

  11.26%                                                        7.57%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/11*
--------------------------------------------------------------------------------

                                       0.65%


              (Including acquired fund fees and expenses of 0.60%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA TARGET RETIREMENT         BARCLAYS U.S.
                        2020 FUND            AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00            $10,000.00
 8/31/2008              10,000.00                 10,094.91             10,144.65
 9/30/2008               9,490.00                  9,959.32              9,240.68
10/31/2008               8,360.00                  9,724.23              7,688.73
11/30/2008               8,210.00                 10,040.76              7,137.03
12/31/2008               8,505.09                 10,415.37              7,212.97
 1/31/2009               8,077.29                 10,323.47              6,605.01
 2/28/2009               7,618.93                 10,284.50              5,901.73
 3/31/2009               8,067.10                 10,427.47              6,418.69
 4/30/2009               8,637.50                 10,477.33              7,033.02
 5/31/2009               9,228.27                 10,553.32              7,426.40
 6/30/2009               9,309.76                 10,613.35              7,441.13
 7/31/2009               9,849.60                 10,784.54              8,003.95
 8/31/2009              10,094.06                 10,896.20              8,292.93
 9/30/2009              10,470.93                 11,010.66              8,602.38
10/31/2009              10,470.93                 11,065.03              8,442.58
11/30/2009              10,776.50                 11,208.28              8,948.99
12/31/2009              10,896.68                 11,033.08              9,121.85
 1/31/2010              10,844.19                 11,201.62              8,793.70
 2/28/2010              10,991.16                 11,243.45              9,066.10
 3/31/2010              11,337.59                 11,229.63              9,613.20
 4/30/2010              11,516.05                 11,346.52              9,764.97
 5/31/2010              11,075.14                 11,442.00              8,985.23
 6/30/2010              10,970.17                 11,621.43              8,514.87
 7/31/2010              11,379.58                 11,745.42              9,111.44
 8/31/2010              11,274.60                 11,896.55              8,700.12
 9/30/2010              11,820.48                 11,909.23              9,476.55
10/31/2010              12,072.43                 11,951.63              9,837.13
11/30/2010              12,019.94                 11,882.94              9,838.39
12/31/2010              12,343.67                 11,754.80             10,495.91
 1/31/2011              12,419.27                 11,768.48             10,744.67
 2/28/2011              12,624.46                 11,797.92             11,112.78
 3/31/2011              12,710.85                 11,804.44             11,117.20
 4/30/2011              13,034.83                 11,954.28             11,446.44
 5/31/2011              12,991.64                 12,110.29             11,316.87
 6/30/2011              12,872.84                 12,074.83             11,128.23
 7/31/2011              12,851.24                 12,266.44             10,901.94
 8/31/2011              12,440.87                 12,445.65             10,309.72
 9/30/2011              11,836.10                 12,536.18              9,584.96
10/31/2011              12,516.46                 12,549.65             10,632.53
11/30/2011              12,419.27                 12,538.76             10,609.03
12/31/2011              12,407.50                 12,676.57             10,717.55
 1/31/2012              12,853.81                 12,787.88             11,197.87
 2/29/2012              13,121.60                 12,784.95             11,682.08
 3/31/2012              13,177.39                 12,714.90             12,066.53
 4/30/2012              13,155.07                 12,855.86             11,990.79
 5/31/2012              12,697.60                 12,972.18             11,270.14
 6/30/2012              12,954.23                 12,977.27             11,734.49
 7/31/2012              13,076.97                 13,156.26             11,897.47
 8/31/2012              13,288.97                 13,164.86             12,165.44
 9/30/2012              13,579.07                 13,182.98             12,479.81
10/31/2012              13,567.91                 13,208.91             12,249.38
11/30/2012              13,646.02                 13,229.75             12,320.44
12/31/2012              13,804.37                 13,210.92             12,432.74

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/12.

                 See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)


--------------------------------------------------------------------------------
                                              12/31/12             12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $884.2 Million       $705.3 Million
Net Asset Value Per Share                      $12.03               $10.93


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08

  13.16%                                                        7.17%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/11*
--------------------------------------------------------------------------------

                                       0.72%


              (Including acquired fund fees and expenses of 0.68%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA TARGET RETIREMENT         BARCLAYS U.S.
                        2030 FUND            AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00            $10,000.00
 8/31/2008               9,990.00                 10,094.91             10,144.65
 9/30/2008               9,250.00                  9,959.32              9,240.68
10/31/2008               7,970.00                  9,724.23              7,688.73
11/30/2008               7,690.00                 10,040.76              7,137.03
12/31/2008               7,993.85                 10,415.37              7,212.97
 1/31/2009               7,555.97                 10,323.47              6,605.01
 2/28/2009               7,097.72                 10,284.50              5,901.73
 3/31/2009               7,525.42                 10,427.47              6,418.69
 4/30/2009               8,105.86                 10,477.33              7,033.02
 5/31/2009               8,696.49                 10,553.32              7,426.40
 6/30/2009               8,757.59                 10,613.35              7,441.13
 7/31/2009               9,348.22                 10,784.54              8,003.95
 8/31/2009               9,612.98                 10,896.20              8,292.93
 9/30/2009              10,030.50                 11,010.66              8,602.38
10/31/2009               9,969.40                 11,065.03              8,442.58
11/30/2009              10,335.99                 11,208.28              8,948.99
12/31/2009              10,526.60                 11,033.08              9,121.85
 1/31/2010              10,349.42                 11,201.62              8,793.70
 2/28/2010              10,526.60                 11,243.45              9,066.10
 3/31/2010              10,995.61                 11,229.63              9,613.20
 4/30/2010              11,172.79                 11,346.52              9,764.97
 5/31/2010              10,557.87                 11,442.00              8,985.23
 6/30/2010              10,370.27                 11,621.43              8,514.87
 7/31/2010              10,891.39                 11,745.42              9,111.44
 8/31/2010              10,682.94                 11,896.55              8,700.12
 9/30/2010              11,422.93                 11,909.23              9,476.55
10/31/2010              11,735.60                 11,951.63              9,837.13
11/30/2010              11,673.06                 11,882.94              9,838.39
12/31/2010              12,141.60                 11,754.80             10,495.91
 1/31/2011              12,216.35                 11,768.48             10,744.67
 2/28/2011              12,472.64                 11,797.92             11,112.78
 3/31/2011              12,579.43                 11,804.44             11,117.20
 4/30/2011              12,995.89                 11,954.28             11,446.44
 5/31/2011              12,878.43                 12,110.29             11,316.87
 6/30/2011              12,728.93                 12,074.83             11,128.23
 7/31/2011              12,643.50                 12,266.44             10,901.94
 8/31/2011              12,077.53                 12,445.65             10,309.72
 9/30/2011              11,265.95                 12,536.18              9,584.96
10/31/2011              12,152.28                 12,549.65             10,632.53
11/30/2011              12,034.82                 12,538.76             10,609.03
12/31/2011              12,000.42                 12,676.57             10,717.55
 1/31/2012              12,549.39                 12,787.88             11,197.87
 2/29/2012              12,911.70                 12,784.95             11,682.08
 3/31/2012              13,010.52                 12,714.90             12,066.53
 4/30/2012              12,933.66                 12,855.86             11,990.79
 5/31/2012              12,274.90                 12,972.18             11,270.14
 6/30/2012              12,626.24                 12,977.27             11,734.49
 7/31/2012              12,736.03                 13,156.26             11,897.47
 8/31/2012              12,988.56                 13,164.86             12,165.44
 9/30/2012              13,317.94                 13,182.98             12,479.81
10/31/2012              13,263.04                 13,208.91             12,249.38
11/30/2012              13,361.86                 13,229.75             12,320.44
12/31/2012              13,579.65                 13,210.92             12,432.74

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/12.

                 See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)


--------------------------------------------------------------------------------
                                              12/31/12             12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $872.2 Million       $682.1 Million
Net Asset Value Per Share                      $11.59               $10.38


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08

  14.22%                                                        5.65%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/11*
--------------------------------------------------------------------------------

                                       0.80%


              (Including acquired fund fees and expenses of 0.75%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.        USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX           2040 FUND            S&P 500 INDEX
 7/31/2008            $10,000.00                $10,000.00             $10,000.00
 8/31/2008             10,094.91                  9,990.00              10,144.65
 9/30/2008              9,959.32                  9,110.00               9,240.68
10/31/2008              9,724.23                  7,610.00               7,688.73
11/30/2008             10,040.76                  7,160.00               7,137.03
12/31/2008             10,415.37                  7,494.90               7,212.97
 1/31/2009             10,323.47                  7,016.93               6,605.01
 2/28/2009             10,284.50                  6,508.46               5,901.73
 3/31/2009             10,427.47                  6,966.09               6,418.69
 4/30/2009             10,477.33                  7,545.75               7,033.02
 5/31/2009             10,553.32                  8,115.24               7,426.40
 6/30/2009             10,613.35                  8,115.24               7,441.13
 7/31/2009             10,784.54                  8,755.91               8,003.95
 8/31/2009             10,896.20                  8,999.98               8,292.93
 9/30/2009             11,010.66                  9,437.27               8,602.38
10/31/2009             11,065.03                  9,294.89               8,442.58
11/30/2009             11,208.28                  9,722.01               8,948.99
12/31/2009             11,033.08                  9,946.22               9,121.85
 1/31/2010             11,201.62                  9,656.12               8,793.70
 2/28/2010             11,243.45                  9,863.34               9,066.10
 3/31/2010             11,229.63                 10,402.09               9,613.20
 4/30/2010             11,346.52                 10,567.86               9,764.97
 5/31/2010             11,442.00                  9,821.89               8,985.23
 6/30/2010             11,621.43                  9,552.52               8,514.87
 7/31/2010             11,745.42                 10,143.07               9,111.44
 8/31/2010             11,896.55                  9,832.25               8,700.12
 9/30/2010             11,909.23                 10,702.55               9,476.55
10/31/2010             11,951.63                 11,054.81               9,837.13
11/30/2010             11,882.94                 10,982.29               9,838.39
12/31/2010             11,754.80                 11,596.80              10,495.91
 1/31/2011             11,768.48                 11,638.94              10,744.67
 2/28/2011             11,797.92                 11,944.39              11,112.78
 3/31/2011             11,804.44                 12,060.25              11,117.20
 4/30/2011             11,954.28                 12,523.70              11,446.44
 5/31/2011             12,110.29                 12,344.64              11,316.87
 6/30/2011             12,074.83                 12,165.58              11,128.23
 7/31/2011             12,266.44                 11,997.06              10,901.94
 8/31/2011             12,445.65                 11,291.35              10,309.72
 9/30/2011             12,536.18                 10,343.38               9,584.96
10/31/2011             12,549.65                 11,365.08              10,632.53
11/30/2011             12,538.76                 11,238.68              10,609.03
12/31/2011             12,676.57                 11,162.02              10,717.55
 1/31/2012             12,787.88                 11,764.21              11,197.87
 2/29/2012             12,784.95                 12,172.84              11,682.08
 3/31/2012             12,714.90                 12,301.88              12,066.53
 4/30/2012             12,855.86                 12,183.59              11,990.79
 5/31/2012             12,972.18                 11,387.84              11,270.14
 6/30/2012             12,977.27                 11,774.97              11,734.49
 7/31/2012             13,156.26                 11,850.24              11,897.47
 8/31/2012             13,164.86                 12,119.08              12,165.44
 9/30/2012             13,182.98                 12,473.94              12,479.81
10/31/2012             13,208.91                 12,366.40              12,249.38
11/30/2012             13,229.75                 12,484.69              12,320.44
12/31/2012             13,210.92                 12,749.61              12,432.74

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/12.

                 See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)


--------------------------------------------------------------------------------
                                              12/31/12             12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $401.0 Million       $297.5 Million
Net Asset Value Per Share                      $11.25               $9.96


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 7/31/08

  14.97%                                                        4.27%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/11*
--------------------------------------------------------------------------------

                                       0.86%


              (Including acquired fund fees and expenses of 0.78%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.                               USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX        S&P 500 INDEX              2050 FUND
 7/31/2008            $10,000.00                $10,000.00              $10,000.00
 8/31/2008             10,094.91                 10,144.65                9,960.00
 9/30/2008              9,959.32                  9,240.68                8,970.00
10/31/2008              9,724.23                  7,688.73                7,330.00
11/30/2008             10,040.76                  7,137.03                6,810.00
12/31/2008             10,415.37                  7,212.97                7,180.05
 1/31/2009             10,323.47                  6,605.01                6,611.33
 2/28/2009             10,284.50                  5,901.73                6,042.61
 3/31/2009             10,427.47                  6,418.69                6,550.40
 4/30/2009             10,477.33                  7,033.02                7,129.27
 5/31/2009             10,553.32                  7,426.40                7,677.67
 6/30/2009             10,613.35                  7,441.13                7,616.74
 7/31/2009             10,784.54                  8,003.95                8,276.86
 8/31/2009             10,896.20                  8,292.93                8,510.44
 9/30/2009             11,010.66                  8,602.38                8,936.98
10/31/2009             11,065.03                  8,442.58                8,733.86
11/30/2009             11,208.28                  8,948.99                9,211.18
12/31/2009             11,033.08                  9,121.85                9,466.36
 1/31/2010             11,201.62                  8,793.70                9,065.51
 2/28/2010             11,243.45                  9,066.10                9,301.91
 3/31/2010             11,229.63                  9,613.20                9,877.50
 4/30/2010             11,346.52                  9,764.97               10,021.39
 5/31/2010             11,442.00                  8,985.23                9,209.40
 6/30/2010             11,621.43                  8,514.87                8,880.50
 7/31/2010             11,745.42                  9,111.44                9,507.48
 8/31/2010             11,896.55                  8,700.12                9,137.46
 9/30/2010             11,909.23                  9,476.55               10,083.06
10/31/2010             11,951.63                  9,837.13               10,442.81
11/30/2010             11,882.94                  9,838.39               10,381.14
12/31/2010             11,754.80                 10,495.91               11,047.20
 1/31/2011             11,768.48                 10,744.67               11,078.32
 2/28/2011             11,797.92                 11,112.78               11,379.13
 3/31/2011             11,804.44                 11,117.20               11,503.61
 4/30/2011             11,954.28                 11,446.44               11,980.77
 5/31/2011             12,110.29                 11,316.87               11,762.93
 6/30/2011             12,074.83                 11,128.23               11,576.22
 7/31/2011             12,266.44                 10,901.94               11,368.76
 8/31/2011             12,445.65                 10,309.72               10,621.91
 9/30/2011             12,536.18                  9,584.96                9,646.85
10/31/2011             12,549.65                 10,632.53               10,715.27
11/30/2011             12,538.76                 10,609.03               10,580.42
12/31/2011             12,676.57                 10,717.55               10,465.04
 1/31/2012             12,787.88                 11,197.87               11,095.47
 2/29/2012             12,784.95                 11,682.08               11,536.76
 3/31/2012             12,714.90                 12,066.53               11,694.37
 4/30/2012             12,855.86                 11,990.79               11,536.76
 5/31/2012             12,972.18                 11,270.14               10,633.15
 6/30/2012             12,977.27                 11,734.49               11,063.94
 7/31/2012             13,156.26                 11,897.47               11,105.97
 8/31/2012             13,164.86                 12,165.44               11,379.15
 9/30/2012             13,182.98                 12,479.81               11,757.41
10/31/2012             13,208.91                 12,249.38               11,641.83
11/30/2012             13,229.75                 12,320.44               11,767.92
12/31/2012             13,210.92                 12,432.74               12,031.81

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/12.

                 See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o  TARGET RETIREMENT INCOME FUND  o

                         ASSET ALLOCATION AS OF 12/31/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   2.7%
Emerging Markets .....................................................   3.0%
Growth ...............................................................   2.7%
Income Stock .........................................................   2.6%
International ........................................................   8.1%
Precious Metals and Minerals .........................................   3.0%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   2.7%
Small Cap Stock ......................................................   2.6%
Value ................................................................   2.7%
   TOTAL EQUITY ......................................................  32.0%
Income ...............................................................  26.5%
Intermediate-Term Bond ...............................................  20.1%
Short-Term Bond ......................................................  20.1%
   TOTAL FIXED-INCOME ................................................  66.8%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.2%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                         ASSET ALLOCATION AS OF 12/31/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   3.9%
Emerging Markets .....................................................   4.3%
Growth ...............................................................   3.9%
Income Stock .........................................................   3.9%
International ........................................................  11.7%
Precious Metals and Minerals .........................................   3.0%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   3.9%
Small Cap Stock ......................................................   3.8%
Value ................................................................   3.9%
   TOTAL EQUITY ......................................................  44.1%
High Income ..........................................................   6.0%
Income ...............................................................  19.2%
Intermediate-Term Bond ...............................................  14.7%
Short-Term Bond ......................................................  14.6%
   TOTAL FIXED-INCOME ................................................  54.5%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                         ASSET ALLOCATION AS OF 12/31/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   5.7%
Emerging Markets  ....................................................   6.4%
Growth ...............................................................   5.7%
Income Stock .........................................................   5.7%
International ........................................................  17.4%
Precious Metals and Minerals .........................................   3.0%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   5.7%
Small Cap Stock ......................................................   5.7%
Value ................................................................   5.8%
   TOTAL EQUITY ......................................................  63.2%
High Income ..........................................................   6.0%
Income ...............................................................  11.4%
Intermediate-Term Bond ...............................................   8.9%
Short-Term Bond ......................................................   8.9%
   TOTAL FIXED-INCOME ................................................  35.2%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                         ASSET ALLOCATION AS OF 12/31/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   7.4%
Emerging Markets .....................................................   8.3%
Growth ...............................................................   7.4%
Income Stock .........................................................   7.4%
International ........................................................  22.6%
Precious Metals and Minerals .........................................   3.0%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   7.4%
Small Cap Stock ......................................................   7.3%
Value ................................................................   7.4%
   TOTAL EQUITY ......................................................  80.2%
High Income ..........................................................   5.9%
Income ...............................................................   4.5%
Intermediate-Term Bond ...............................................   3.9%
Short-Term Bond ......................................................   3.8%
   TOTAL FIXED-INCOME ................................................  18.1%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.6%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                         ASSET ALLOCATION AS OF 12/31/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   8.1%
Emerging Markets .....................................................   9.1%
Growth ...............................................................   8.1%
Income Stock .........................................................   8.1%
International ........................................................  24.9%
Precious Metals and Minerals .........................................   3.0%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   8.1%
Small Cap Stock ......................................................   8.0%
Value ................................................................   8.1%
   TOTAL EQUITY ......................................................  87.4%
High Income ..........................................................   3.0%
Income ...............................................................   2.7%
Intermediate-Term Bond ...............................................   2.7%
Short-Term Bond ......................................................   2.7%
   TOTAL FIXED-INCOME ................................................  11.0%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

USAA TARGET RETIREMENT INCOME FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

25.40% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $867,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates 32.36% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid by the Fund during the fiscal year ended December 31, 2012 are $706,000 and $95,000, respectively.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $6,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  21

================================================================================

USAA TARGET RETIREMENT 2020 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,781,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates 45.94% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid by the Fund during the fiscal year ended December 31, 2012 are $1,596,000 and $229,000, respectively.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $12,000 as qualifying interest income.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

56.27% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,252,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates 75.67% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid by the Fund during the fiscal year ended December 31, 2012 are $3,572,000 and $540,000, respectively.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $21,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  23

================================================================================

USAA TARGET RETIREMENT 2040 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

93.13% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,176,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid by the Fund during the fiscal year ended December 31, 2012 are $4,459,000 and $689,000, respectively.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $39,000 as qualifying interest income.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,757,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, the Fund hereby designates 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid by the Fund during the fiscal year ended December 31, 2012 are $2,237,000 and $347,000, respectively.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $37,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  25

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TARGET RETIREMENT INCOME FUND, USAA TARGET RETIREMENT 2020 FUND, USAA TARGET RETIREMENT 2030 FUND, USAA TARGET RETIREMENT 2040 FUND, AND USAA TARGET RETIREMENT 2050 FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund (five of the portfolios constituting the USAA Mutual Funds Trust) (the "Funds") as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund at December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 19, 2013

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
December 31, 2012

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (32.0%)
   271,339  USAA Aggressive Growth Fund                                  $  8,911
   563,072  USAA Emerging Markets Fund                                      9,899
   528,110  USAA Growth Fund                                                8,899
   652,207  USAA Income Stock Fund                                          8,863
 1,040,624  USAA International Fund                                        27,035
   377,005  USAA Precious Metals and Minerals Fund*                        10,156
   634,819  USAA Real Return Fund                                           6,685
   437,328  USAA S&P 500 Index Fund                                         8,895
   585,232  USAA Small Cap Stock Fund                                       8,837
   598,987  USAA Value Fund                                                 8,919
                                                                         --------
            Total Equity Mutual Funds (cost: $90,544)                     107,099
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (66.8%)
 6,599,460  USAA Income Fund                                               88,895
 6,131,201  USAA Intermediate-Term Bond Fund                               67,504
 7,269,246  USAA Short-Term Bond Fund                                      67,459
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $208,881)              223,858
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.2%)

            MONEY MARKET FUNDS (1.2%)
 3,897,696  State Street Institutional Liquid Reserve Fund, 0.17%(a)
              (cost: $3,898)                                                3,898
                                                                         --------

            TOTAL INVESTMENTS (COST: $303,323)                           $334,855
                                                                         ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $107,099                  $-             $-   $107,099
Fixed-Income Mutual Funds                223,858                   -              -    223,858
Money Market Instruments:
  Money Market Funds                       3,898                   -              -      3,898
----------------------------------------------------------------------------------------------
Total                                   $334,855                  $-             $-   $334,855
----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
December 31, 2012

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (44.1%)
   657,670  USAA Aggressive Growth Fund                                  $ 21,598
 1,366,743  USAA Emerging Markets Fund                                     24,027
 1,278,983  USAA Growth Fund                                               21,551
 1,584,802  USAA Income Stock Fund                                         21,538
 2,508,888  USAA International Fund                                        65,181
   626,439  USAA Precious Metals and Minerals Fund*                        16,876
 1,059,168  USAA Real Return Fund                                          11,153
 1,059,936  USAA S&P 500 Index Fund                                        21,559
 1,393,297  USAA Small Cap Stock Fund                                      21,039
 1,455,539  USAA Value Fund                                                21,673
                                                                         --------
            Total Equity Mutual Funds (cost: $202,278)                    246,195
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (54.5%)
 3,861,824  USAA High Income Fund                                          33,443
 7,956,823  USAA Income Fund                                              107,178
 7,449,854  USAA Intermediate-Term Bond Fund                               82,023
 8,820,638  USAA Short-Term Bond Fund                                      81,856
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $277,409)              304,500
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.4%)

            MONEY MARKET FUNDS (1.4%)
 7,947,921  State Street Institutional Liquid Reserve Fund, 0.17%(a)
              (cost: $7,948)                                                7,948
                                                                         --------

            TOTAL INVESTMENTS (COST: $487,635)                           $558,643
                                                                         ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $246,195                  $-             $-   $246,195
Fixed-Income Mutual Funds                304,500                   -              -    304,500
Money Market Instruments:
  Money Market Funds                       7,948                   -              -      7,948
----------------------------------------------------------------------------------------------
Total                                   $558,643                  $-             $-   $558,643
----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
December 31, 2012

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (63.2%)
 1,546,909  USAA Aggressive Growth Fund                                  $ 50,800
 3,220,392  USAA Emerging Markets Fund                                     56,614
 3,011,367  USAA Growth Fund                                               50,742
 3,724,616  USAA Income Stock Fund                                         50,618
 5,923,874  USAA International Fund                                       153,902
   991,404  USAA Precious Metals and Minerals Fund*                        26,708
 1,668,047  USAA Real Return Fund                                          17,565
 2,493,245  USAA S&P 500 Index Fund                                        50,713
 3,331,467  USAA Small Cap Stock Fund                                      50,305
 3,420,737  USAA Value Fund                                                50,935
                                                                         --------
            Total Equity Mutual Funds (cost: $465,999)                    558,902
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (35.2%)
 6,081,862  USAA High Income Fund                                          52,669
 7,477,037  USAA Income Fund                                              100,716
 7,170,586  USAA Intermediate-Term Bond Fund                               78,948
 8,499,502  USAA Short-Term Bond Fund                                      78,875
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $281,300)              311,208
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
13,347,464  State Street Institutional Liquid Reserve Fund, 0.17%(a)
              (cost: $13,347)                                              13,347
                                                                         --------

            TOTAL INVESTMENTS (COST: $760,646)                           $883,457
                                                                         ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $558,902                  $-             $-   $558,902
Fixed-Income Mutual Funds                311,208                   -              -    311,208
Money Market Instruments:
  Money Market Funds                      13,347                   -              -     13,347
----------------------------------------------------------------------------------------------
Total                                   $883,457                  $-             $-   $883,457
----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
December 31, 2012

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (80.2%)
 1,971,098  USAA Aggressive Growth Fund                                  $ 64,731
 4,104,199  USAA Emerging Markets Fund                                     72,152
 3,837,478  USAA Growth Fund                                               64,661
 4,744,161  USAA Income Stock Fund                                         64,473
 7,579,772  USAA International Fund                                       196,922
   977,346  USAA Precious Metals and Minerals Fund*                        26,330
 1,640,560  USAA Real Return Fund                                          17,275
 3,177,065  USAA S&P 500 Index Fund                                        64,621
 4,234,154  USAA Small Cap Stock Fund                                      63,936
 4,351,504  USAA Value Fund                                                64,794
                                                                         --------
            Total Equity Mutual Funds (cost: $586,888)                    699,895
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (18.1%)
 5,984,817  USAA High Income Fund                                          51,829
 2,900,945  USAA Income Fund                                               39,076
 3,054,426  USAA Intermediate-Term Bond Fund                               33,629
 3,617,618  USAA Short-Term Bond Fund                                      33,571
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $145,153)              158,105
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.6%)

            MONEY MARKET FUNDS (1.6%)
13,547,754  State Street Institutional Liquid Reserve Fund, 0.17%(a)
              (cost: $13,548)                                              13,548
                                                                         --------

            TOTAL INVESTMENTS (COST: $745,589)                           $871,548
                                                                         ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $699,895                  $-             $-   $699,895
Fixed-Income Mutual Funds                158,105                   -              -    158,105
Money Market Instruments:
  Money Market Funds                      13,548                   -              -     13,548
----------------------------------------------------------------------------------------------
Total                                   $871,548                  $-             $-   $871,548
----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
December 31, 2012

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (87.4%)
   987,274  USAA Aggressive Growth Fund                                  $ 32,422
 2,065,631  USAA Emerging Markets Fund                                     36,314
 1,920,419  USAA Growth Fund                                               32,359
 2,380,509  USAA Income Stock Fund                                         32,351
 3,847,618  USAA International Fund                                        99,961
   445,684  USAA Precious Metals and Minerals Fund*                        12,007
   752,102  USAA Real Return Fund                                           7,920
 1,592,942  USAA S&P 500 Index Fund                                        32,400
 2,128,569  USAA Small Cap Stock Fund                                      32,141
 2,179,732  USAA Value Fund                                                32,456
                                                                         --------
            Total Equity Mutual Funds (cost: $293,771)                    350,331
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (11.0%)
 1,371,136  USAA High Income Fund                                          11,874
   811,081  USAA Income Fund                                               10,926
   970,131  USAA Intermediate-Term Bond Fund                               10,681
 1,148,180  USAA Short-Term Bond Fund                                      10,655
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $43,927)                44,136
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
 5,986,994  State Street Institutional Liquid Reserve Fund, 0.17%(a)
              (cost: $5,987)                                                5,987
                                                                         --------

            TOTAL INVESTMENTS (COST: $343,685)                           $400,454
                                                                         ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $350,331                  $-             $-   $350,331
Fixed-Income Mutual Funds                 44,136                   -              -     44,136
Money Market Instruments:
  Money Market Funds                       5,987                   -              -      5,987
----------------------------------------------------------------------------------------------
Total                                   $400,454                  $-             $-   $400,454
----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2012

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the USAA Target Retirement Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2012.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  37

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2012

                                                                  USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------
                                                                             INCOME FUND
----------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value (cost of $299,425,
     $479,687, $747,299, $732,041, and $337,698, respectively)                  $330,957
  Investments in other securities, at value (cost of $3,898, $7,948,
     $13,347, $13,548, and $5,987, respectively)                                   3,898
  Receivables:
     Capital shares sold                                                             591
     USAA Transfer Agency Company (Note 5D)                                            -
     Dividends from affiliated underlying funds                                      363
     Interest                                                                          1
     Securities sold                                                                 179
                                                                                --------
        Total assets                                                             335,989
                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                           363
      Capital shares redeemed                                                        572
   Other accrued expenses and payables                                                35
                                                                                --------
         Total liabilities                                                           970
                                                                                --------
            Net assets applicable to capital shares outstanding                 $335,019
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $305,178
   Accumulated undistributed net investment income                                    80
   Accumulated net realized gain(loss) on investments                             (1,771)
   Net unrealized appreciation of investments                                     31,532
                                                                                --------
            Net assets applicable to capital shares outstanding                 $335,019
                                                                                ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                     29,141
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  11.50
                                                                                ========

See accompanying notes to financial statements.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND              2030 FUND              2040 FUND               2050 FUND
-------------------------------------------------------------------------------
 $550,695               $870,110               $858,000                $394,467

    7,948                 13,347                 13,548                   5,987

      862                  1,613                  1,882                   1,239
        3                      6                      3                       -
      441                    426                    182                      57
        1                      2                      2                       1
      414                     16                      -                       -
-------------------------------------------------------------------------------
  560,364                885,520                873,617                 401,751
-------------------------------------------------------------------------------

      441                    426                    187                     212
    1,059                    856                  1,199                     541
       43                     46                     48                      40
-------------------------------------------------------------------------------
    1,543                  1,328                  1,434                     793
-------------------------------------------------------------------------------
 $558,821               $884,192               $872,183                $400,958
===============================================================================

 $490,774               $760,725               $744,370                $343,930
      254                     75                    110                      19
   (3,215)                   581                  1,744                     240
   71,008                122,811                125,959                  56,769
-------------------------------------------------------------------------------
 $558,821               $884,192               $872,183                $400,958
===============================================================================

   46,584                 73,495                 75,240                  35,652
===============================================================================
 $ 12.00                $  12.03               $  11.59                $  11.25
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2012

                                                                  USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------
                                                                             INCOME FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                          $ 9,091
  Interest                                                                             6
                                                                                 -------
         Total income                                                              9,097
                                                                                 -------
EXPENSES
  Custody and accounting fees                                                         41
  Postage                                                                             15
  Shareholder reporting fees                                                           7
  Trustees' fees                                                                      11
  Registration fees                                                                   50
  Professional fees                                                                   62
  Other                                                                                9
                                                                                 -------
         Total expenses                                                              195
                                                                                 -------
  Expenses reimbursed                                                                (16)
                                                                                 -------
         Net expenses                                                                179
                                                                                 -------
NET INVESTMENT INCOME                                                              8,918
                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on sales of affiliated underlying funds                       (1,389)
  Net realized gain on capital gain distributions from
     affiliated underlying funds                                                   1,982
  Change in net unrealized appreciation/depreciation of
     affiliated underlying funds                                                  17,174
                                                                                 -------
         Net realized and unrealized gain                                         17,767
                                                                                 -------
  Increase in net assets resulting from operations                               $26,685
                                                                                 =======

See accompanying notes to financial statements.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND              2030 FUND              2040 FUND               2050 FUND
-------------------------------------------------------------------------------
  $15,429                $20,956               $ 16,666                 $ 5,359
       12                     22                     39                      38
-------------------------------------------------------------------------------
   15,441                 20,978                 16,705                   5,397
-------------------------------------------------------------------------------


       44                     47                     48                      42
       30                     59                     80                      45
       13                     27                     35                      19
       11                     11                     11                      11
       41                     64                     55                      41
       69                     77                     76                      63
       10                     13                     12                       9
-------------------------------------------------------------------------------
      218                    298                    317                     230
-------------------------------------------------------------------------------
        -                      -                      -                     (33)
-------------------------------------------------------------------------------
      218                    298                    317                     197
-------------------------------------------------------------------------------
   15,223                 20,680                 16,388                   5,200
-------------------------------------------------------------------------------


   (1,968)                  (978)                (2,006)                 (1,078)

    4,539                  9,595                 11,452                   5,578

   36,516                 68,659                 76,940                  38,157
-------------------------------------------------------------------------------
   39,087                 77,276                 86,386                  42,657
-------------------------------------------------------------------------------
  $54,310                $97,956               $102,774                 $47,857
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

                                                                     USAA TARGET RETIREMENT
                                                                     ----------------------
                                                                            INCOME FUND
                                                                     ----------------------
                                                                         2012          2011
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $  8,918      $  7,699
   Net realized loss on sales of affiliated underlying funds           (1,389)         (582)
   Net realized gain on capital gain distributions from
       affiliated underlying funds                                      1,982           867
   Change in net unrealized appreciation/depreciation of
       affiliated underlying funds                                     17,174        (4,433)
                                                                     ----------------------
       Increase (decrease) in net assets resulting from operations     26,685         3,551
                                                                     ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (8,863)       (7,697)
   Net realized gains                                                    (867)         (337)
                                                                     ----------------------
       Distributions to shareholders                                   (9,730)       (8,034)
                                                                     ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          125,407       140,603
   Reinvested dividends                                                 9,626         7,948
   Cost of shares redeemed                                            (74,316)      (76,106)
                                                                     ----------------------
       Increase in net assets from capital share transactions          60,717        72,445
                                                                     ----------------------
   Capital contribution from USAA Transfer Agency Company (Note 5D)         -             2
                                                                     ----------------------
   Net increase in net assets                                          77,672        67,964
NET ASSETS
   Beginning of Year                                                  257,347       189,383
                                                                     ----------------------
   End of Year                                                       $335,019      $257,347
                                                                     ======================
Accumulated undistributed net investment income:
   End of Year                                                       $     80      $     25
                                                                     ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         11,120        12,678
   Shares issued for dividends reinvested                                 848           729
   Shares redeemed                                                     (6,596)       (6,879)
                                                                     ----------------------
       Increase in shares outstanding                                   5,372         6,528
                                                                     ======================

See accompanying notes to financial statements.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                         USAA TARGET RETIREMENT
-----------------------------------------------------------------------------------------------
          2020 FUND                2030 FUND               2040 FUND               2050 FUND
-----------------------------------------------------------------------------------------------
      2012        2011         2012        2011        2012        2011        2012        2011
-----------------------------------------------------------------------------------------------
 $  15,223    $ 13,784    $  20,680    $ 17,464    $ 16,388    $ 12,022    $  5,200    $  2,939
    (1,968)       (307)       ( 978)     (1,070)     (2,006)     (2,558)     (1,078)     (1,450)

     4,539       1,786        9,595       3,274      11,452       3,629       5,578       1,802

    36,516     (14,421)      68,659     (31,443)     76,940     (41,850)     38,157     (20,379)
-----------------------------------------------------------------------------------------------
    54,310         842       97,956     (11,775)    102,774     (28,757)     47,857     (17,088)
-----------------------------------------------------------------------------------------------

   (15,000)    (13,783)     (20,630)    (17,461)    (16,300)    (12,000)     (5,220)     (2,900)
    (1,787)     (1,048)      (3,468)     (1,715)     (3,175)     (1,852)     (1,757)       (855)
-----------------------------------------------------------------------------------------------
   (16,787)    (14,831)     (24,098)    (19,176)    (19,475)    (13,852)     (6,977)     (3,755)
-----------------------------------------------------------------------------------------------

   147,040     202,795      220,467     299,625     223,327     306,978     120,436     152,722
    16,759      14,809       24,091      19,174      19,474      13,852       6,975       3,753
  (106,164)   (102,893)    (139,528)   (110,713)   (135,976)    (97,827)    (64,803)    (41,902)
-----------------------------------------------------------------------------------------------
    57,635     114,711      105,030     208,086     106,825     223,003      62,608     114,573
-----------------------------------------------------------------------------------------------
         3           4            6          11           2          10           -           6
-----------------------------------------------------------------------------------------------
    95,161     100,726      178,894     177,146     190,126     180,404     103,488      93,736

   463,660     362,934      705,298     528,152     682,057     501,653     297,470     203,734
-----------------------------------------------------------------------------------------------
 $ 558,821    $463,660    $ 884,192    $705,298    $872,183    $682,057    $400,958    $297,470
===============================================================================================

 $     254    $     31    $      75    $     25    $    110    $     22    $     19    $     39
===============================================================================================

    12,488      17,461       18,827      26,009      19,949      27,729      11,141      14,350
     1,399       1,335        2,008       1,763       1,688       1,342         624         379
    (8,990)     (8,864)     (11,896)     (9,656)    (12,134)     (8,914)     (5,991)     (3,977)
-----------------------------------------------------------------------------------------------
     4,897       9,932        8,939      18,116       9,503      20,157       5,774      10,752
===============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and a wide variety of

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

    sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Funds and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

         intended to cause a fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the year ended December 31, 2012, custodian and other bank credits reduced the Funds' expenses by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO),

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2012, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA funds are as follows:

                             TARGET      TARGET      TARGET      TARGET      TARGET
                             INCOME       2020        2030        2040        2050
-----------------------------------------------------------------------------------
Fees paid                       $2         $3          $5          $5          $2
% of total fees                0.6%       0.9%        1.5%        1.4%        0.7%

The Funds had no borrowings under this agreement during the year ended December 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

The tax character of distributions paid during the period ended December 31, 2012 and 2011 was as follows (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Year ended December 31, 2012
----------------------------
Ordinary income*                    $8,863   $15,006   $20,847   $16,300    $5,220
Long-term realized capital gains       867     1,781     3,251     3,175     1,757

Year ended December 31, 2011
----------------------------
Ordinary income*                    $7,788   $14,203   $17,821   $12,361    $3,062
Long-term realized capital gains       246       628     1,355     1,491       693

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Undistributed ordinary income      $    81   $   258   $  1,176  $    809   $   297
Undistributed long-term
  capital gains                      1,246     3,471      8,692    10,824     5,350
Unrealized appreciation of
  investments                       28,515    64,323    113,599   116,180    51,380

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

At December 31, 2012, the Funds had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2012, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2012, were as follows (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Cost of purchases                   $87,477  $120,864  $262,862  $262,795  $140,382
Proceeds from sales/maturities       27,453    64,024   156,471   139,514    58,189

As of December 31, 2012, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Cost of
securities                         $306,340  $494,320  $769,858  $755,368  $349,074

As of December 31, 2012, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Unrealized appreciation             $29,313   $65,255  $115,129  $117,461   $52,016
Unrealized depreciation                 798       932     1,530     1,281       636
-----------------------------------------------------------------------------------
Net                                 $28,515   $64,323  $113,599  $116,180   $51,380
-----------------------------------------------------------------------------------

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the year ended December 31, 2012, were as follows (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Compliance and legal services        $10       $17       $25       $24       $11

C. EXPENSE LIMITATION -- The Manager has agreed, to limit the annual expenses of the Funds to 0.05% of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Funds for all expenses in excess of that amount. Effective May 1, 2012, the Manager terminated this agreement. For the year ended December 31, 2012, the Funds incurred reimbursable expenses, as shown below (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Reimbursable expenses                $16        -         -         -        $33

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the year ended December 31, 2012, the Funds recorded a capital contribution and a receivable from SAS for adjustments related to corrections to shareholder transactions, as shown below (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Receivable from SAS                   -         $3        $6        $2        -

    During the year ended December 31, 2012, SAS reimbursed the Funds for corrections in fees paid for the administration and servicing of certain accounts, as shown below (in thousands):

                                    TARGET    TARGET    TARGET    TARGET    TARGET
                                    INCOME     2020      2030      2040      2050
-----------------------------------------------------------------------------------
Receivable from SAS                  -*         -        -*         $1        -

*Represents less than $500.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds' officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At December 31, 2012, the

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

    Funds owned the following percentages of the total outstanding shares of each of the underlying USAA funds:

                                  TARGET    TARGET    TARGET    TARGET    TARGET
AFFILIATED USAA FUND              INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Aggressive Growth                  0.8%      2.0%      4.8%       6.1%      3.0%
Emerging Markets                   1.0       2.4       5.6        7.1       3.6
Growth                             0.7       1.6       3.7        4.8       2.4
High Income                          -       1.7       2.7        2.6       0.6
Income                             2.0       2.4       2.3        0.9       0.2
Income Stock                       0.5       1.1       2.6        3.3       1.7
Intermediate-Term Bond             2.5       3.0       2.9        1.2       0.4
International                      1.1       2.6       6.1        7.8       3.9
Precious Metals and Minerals       0.6       0.9       1.5        1.5       0.7
Real Return                        2.2       3.7       5.9        5.8       2.6
S&P 500 Index                      0.3       0.7       1.5        2.0       1.0
Short-Term Bond                    2.2       2.7       2.6        1.1       0.4
Small Cap Stock                    0.9       2.1       4.9        6.2       3.1
Value                              1.4       3.4       7.9       10.0       5.0

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the year ended December 31, 2012 (in thousands):

TARGET INCOME:

                                 PURCHASE   SALES    DIVIDEND     REALIZED          MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS   INCOME   GAIN (LOSS)(b)  12/31/2011  12/31/2012
-----------------------------------------------------------------------------------------------------
Aggressive Growth                $ 2,915    $1,281    $   51       $  (5)        $ 7,196     $ 8,911
Emerging Markets                   2,798     2,054       128        (454)          8,112       9,899
Growth                             1,739     1,407        55          41           7,245       8,899
Income                            21,377     5,751     3,071           6          70,894      88,895
Income Stock                       1,947     1,408       143          21           7,484       8,863
Intermediate-Term Bond            15,109     4,421     2,976          (7)         53,380      67,504
International                      8,023       858       441         (51)         15,986      27,035
Precious Metals and Minerals       9,071     3,408         2        (976)          5,447      10,156
Real Return                        1,408       222       205          (3)          5,121       6,685
S&P 500 Index                      2,393     1,559       189          30           7,452       8,895
Short-Term Bond                   16,374     2,504     1,595          (9)         52,688      67,459
Small Cap Stock                    2,286       998        68           7           6,657       8,837
Value                              2,037     1,582       151          11           7,487       8,919

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

TARGET 2020:

                                 PURCHASE   SALES    DIVIDEND     REALIZED          MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS   INCOME   GAIN (LOSS)(b)  12/31/2011  12/31/2012
-----------------------------------------------------------------------------------------------------
Aggressive Growth                $ 4,878    $ 1,923   $  123       $     2       $18,336     $ 21,598
Emerging Markets                   4,753      4,028      311          (967)       20,652       24,027
Growth                             2,361      2,558      134           128        18,458       21,551
High Income                        6,864     14,079    2,563          (118)       37,943       33,443
Income                            20,991      8,995    3,788            23        92,191      107,178
Income Stock                       7,676      7,540      350           336        19,075       21,538
Intermediate-Term Bond            14,957      6,536    3,677            10        69,321       82,023
International                     16,995      2,063    1,065           (69)       40,616       65,181
Precious Metals and Minerals      13,978      5,388        -        (1,356)        9,912       16,876
Real Return                        1,575        412      348            (6)        9,323       11,153
S&P 500 Index                      3,649      2,625      461            55        18,990       21,559
Short-Term Bond                   15,501      3,235    1,972           (11)       68,470       81,856
Small Cap Stock                    3,654      1,776      165            (7)       16,942       21,039
Value                              3,032      2,866      367            12        19,078       21,673

TARGET 2030:

                                 PURCHASE   SALES    DIVIDEND     REALIZED          MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS   INCOME   GAIN (LOSS)(b)  12/31/2011  12/31/2012
-----------------------------------------------------------------------------------------------------
Aggressive Growth                $11,692    $ 3,574   $  290       $   (25)      $ 42,131    $ 50,800
Emerging Markets                  10,912      7,811      731        (1,844)        47,394      56,614
Growth                             5,304      4,571      316           195         42,418      50,742
High Income                       11,339     21,196    3,949          (303)        58,361      52,669
Income                            28,424     59,081    4,562         1,274        127,384     100,716
Income Stock                      14,038     12,418      814           511         43,837      50,618
Intermediate-Term Bond            13,780     24,864    4,205           613         85,113      78,948
International                     40,168      2,013    2,508           (38)        93,398     153,902
Precious Metals and Minerals      21,601      7,645        1        (1,251)        15,284      26,708
Real Return                        2,728        525      540           (13)        14,341      17,565
S&P 500 Index                      8,951      5,355    1,070            18         43,638      50,713
Short-Term Bond                   78,863        153      556             -              -      78,875
Small Cap Stock                    8,280      1,983      389           (44)        38,889      50,305
Value                              6,782      5,282      862           (71)        43,849      50,935

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2040:

                                 PURCHASE   SALES    DIVIDEND     REALIZED          MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS   INCOME   GAIN (LOSS)(b)  12/31/2011  12/31/2012
-----------------------------------------------------------------------------------------------------
Aggressive Growth                $15,023    $ 3,496   $  369       $  (105)      $ 52,661    $ 64,731
Emerging Markets                  15,156      9,900      932        (2,374)        59,268      72,152
Growth                             7,292      5,109      403           106         53,019      64,661
High Income                       12,248     21,534    3,865          (335)        57,054      51,829
Income                            21,037     63,742    2,543         1,674         79,335      39,076
Income Stock                      15,983     12,577    1,028           235         54,784      64,473
Intermediate-Term Bond            33,586        439      454            (2)             -      33,629
International                     53,601      1,436    3,200           (83)       116,732     196,922
Precious Metals and Minerals      21,170      7,257        -          (789)        14,953      26,330
Real Return                        3,016        753      529           (18)        14,020      17,275
S&P 500 Index                     11,618      5,784    1,353           (85)        54,540      64,621
Short-Term Bond                   33,575         74      237             -              -      33,571
Small Cap Stock                   11,142      2,135      496           (71)        48,619      63,936
Value                              8,348      5,278    1,096          (159)        54,800      64,794

TARGET 2050:

                                 PURCHASE   SALES    DIVIDEND     REALIZED          MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS   INCOME   GAIN (LOSS)(b)  12/31/2011  12/31/2012
-----------------------------------------------------------------------------------------------------
Aggressive Growth                $ 9,523    $6,399    $  185       $   109       $28,615      $32,422
Emerging Markets                   8,812     8,694       467        (1,838)       32,177       36,314
Growth                             5,302     6,928       202           360        28,811       32,359
High Income                       12,005       132       264            (1)            -       11,874
Income                            14,138     3,261       183            16             -       10,926
Income Stock                       6,230     6,976       538           161        29,768       32,351
Intermediate-Term Bond            10,603        74       143             -             -       10,681
International                     25,129     3,550     1,618           (73)       63,411       99,961
Precious Metals and Minerals       9,814     3,215         -          (302)        6,596       12,007
Real Return                        8,002        25       131             -             -        7,920
S&P 500 Index                      7,753     7,540       710           295        29,636       32,400
Short-Term Bond                   10,666        33        75             -             -       10,655
Small Cap Stock                    6,599     4,389       249            96        26,403       32,141
Value                              5,806     6,973       549            99        29,779       32,456

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                               YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                               --------------------------------------------------------------------------
                                   2012            2011            2010          2009            2008*
                               --------------------------------------------------------------------------
Net asset value at
  beginning of period          $  10.83        $  10.98        $  10.17       $  8.44         $ 10.00
                               ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .32             .35             .35           .34             .23(a)
  Net realized and
    unrealized gain (loss)          .70            (.14)            .82          1.74           (1.63)(a)
                               ----------------------------------------------------------------------
Total from investment
  operations                       1.02             .21            1.17          2.08           (1.40)(a)
                               ----------------------------------------------------------------------
Less distributions from:
  Net investment income            (.32)           (.35)           (.35)         (.34)           (.16)
  Realized capital gains           (.03)           (.01)           (.01)         (.01)              -
                               ----------------------------------------------------------------------
Total distributions                (.35)           (.36)           (.36)         (.35)           (.16)
                               ----------------------------------------------------------------------
Net asset value at
  end of period                $  11.50        $  10.83        $  10.98       $ 10.17         $  8.44
                               ======================================================================
Total return (%)**                 9.49            1.97           11.65         25.04          (14.01)
Net assets at end
  of period (000)              $335,019        $257,347        $189,383       $90,849         $22,737
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                   .06(e)          .04               -             -               -
  Expenses, excluding
    reimbursements (%)(c)           .06             .07             .12           .32            1.06(d)
  Net investment
    income (%)                     2.93            3.28            3.61          4.44            6.31(d)
Portfolio turnover (%)                9              11              22            25              20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2012, average net assets were $304,869,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                               YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                               --------------------------------------------------------------------------
                                   2012            2011            2010           2009           2008*
                               --------------------------------------------------------------------------
Net asset value at
  beginning of period          $  11.12        $  11.43        $  10.38       $   8.35        $ 10.00
                               ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .34             .34             .31            .27            .26(a)
  Net realized and
    unrealized gain (loss)          .91            (.28)           1.06           2.08          (1.76)(a)
                               ----------------------------------------------------------------------
Total from investment
  operations                       1.25             .06            1.37           2.35          (1.50)(a)
                               ----------------------------------------------------------------------
Less distributions from:
  Net investment income            (.33)           (.34)           (.31)          (.27)          (.15)
  Realized capital gains           (.04)           (.03)           (.01)          (.05)             -
                               ----------------------------------------------------------------------
Total distributions                (.37)           (.37)           (.32)          (.32)          (.15)
                               ----------------------------------------------------------------------
Net asset value at
  end of period                $  12.00        $  11.12        $  11.43       $  10.38        $  8.35
                               ======================================================================
Total return (%)**                11.26             .52           13.28          28.12         (14.95)
Net assets at end
  of period (000)              $558,821        $463,660        $362,934       $179,660        $39,717
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                   .04(e)          .03               -              -              -
  Expenses, excluding
    reimbursements (%)(c)           .04             .05             .08            .18            .73(d)
  Net investment
    income (%)                     2.90            3.16            3.56           4.40           7.35(d)
Portfolio turnover (%)               12              17              17             34             31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2012, average net assets were $525,120,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                               YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                               --------------------------------------------------------------------------
                                   2012            2011           2010            2009           2008*
                               --------------------------------------------------------------------------
Net asset value at
  beginning of period          $  10.93        $  11.37       $  10.10        $   7.85        $ 10.00
                               ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .29             .28            .26             .23            .25(a)
  Net realized and
    unrealized gain (loss)         1.15            (.41)          1.29            2.26          (2.26)(a)
                               ----------------------------------------------------------------------
Total from investment
  operations                       1.44            (.13)          1.55            2.49          (2.01)(a)
                               ----------------------------------------------------------------------
Less distributions from:
  Net investment income            (.29)           (.28)          (.26)           (.23)          (.14)
  Realized capital gains           (.05)           (.03)          (.02)           (.01)             -
                               ----------------------------------------------------------------------
Total distributions                (.34)           (.31)          (.28)           (.24)          (.14)
                               ----------------------------------------------------------------------
Net asset value at
  end of period                $  12.03        $  10.93       $  11.37        $  10.10        $  7.85
                               ======================================================================
Total return (%)**                13.16           (1.16)         15.34           31.68         (20.06)
Net assets at end
  of period (000)              $884,192        $705,298       $528,152        $256,236        $50,492
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                   .04(e)          .03              -               -              -
  Expenses, excluding
    reimbursements (%)(c)           .04             .04            .07             .14            .61(d)
  Net investment
    income (%)                     2.55            2.68           3.03            3.96           7.27(d)
Portfolio turnover (%)               20              16             21              23             18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2012, average net assets were $811,477,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

58  | USAA Target Retirement Funds

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                               YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                               --------------------------------------------------------------------------
                                   2012            2011            2010           2009           2008*
                               --------------------------------------------------------------------------
Net asset value at
  beginning of period          $  10.38        $  11.01        $   9.60       $   7.37        $ 10.00
                               ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .22             .19             .18            .16            .21(a)
  Net realized and
    unrealized gain (loss)         1.25            (.60)           1.41           2.25          (2.72)(a)
                               ----------------------------------------------------------------------
Total from investment
  operations                       1.47            (.41)           1.59           2.41          (2.51)(a)
                               ----------------------------------------------------------------------
Less distributions from:
  Net investment income            (.22)           (.19)           (.18)          (.16)          (.12)
  Realized capital gains           (.04)           (.03)              -           (.02)             -
                               ----------------------------------------------------------------------
Total distributions                (.26)           (.22)           (.18)          (.18)          (.12)
                               ----------------------------------------------------------------------
Net asset value at
  end of period                $  11.59        $  10.38        $  11.01       $   9.60        $  7.37
                               ======================================================================
Total return (%)**                14.22           (3.75)          16.60          32.71         (25.05)
Net assets at end
  of period (000)              $872,183        $682,057        $501,653       $234,213        $43,742
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                   .04(e)          .03               -              -              -
  Expenses, excluding
    reimbursements (%)(c)           .04             .05             .07            .15            .70(d)
  Net investment
    income (%)                     2.06            1.92            2.23           2.98           6.61(d)
Portfolio turnover (%)               18              14              21             16              4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2012, average net assets were $794,870,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                               YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                               --------------------------------------------------------------------------
                                   2012            2011            2010          2009            2008*
                               --------------------------------------------------------------------------
Net asset value at
  beginning of period          $   9.96        $  10.65        $   9.21       $  7.07         $ 10.00
                               ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .15             .10             .10           .09             .17(a)
  Net realized and
    unrealized gain (loss)         1.34            (.66)           1.44          2.16           (2.99)(a)
                               ----------------------------------------------------------------------
Total from investment
  operations                       1.49            (.56)           1.54          2.25           (2.82)(a)
                               ----------------------------------------------------------------------
Less distributions from:
  Net investment income            (.15)           (.10)           (.10)         (.09)           (.11)
  Realized capital gains           (.05)           (.03)              -          (.02)              -
                               ----------------------------------------------------------------------
Total distributions                (.20)           (.13)           (.10)         (.11)           (.11)
                               ----------------------------------------------------------------------
Net asset value at
  end of period                $  11.25        $   9.96        $  10.65       $  9.21         $  7.07
                               ======================================================================
Total return (%)**                14.97           (5.27)          16.70         31.84          (28.20)
Net assets at end
  of period (000)              $400,958        $297,470        $203,734       $88,453         $16,089
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                   .05(e)          .04               -             -               -
  Expenses, excluding
    reimbursements (%)(c)           .06             .08             .13           .33            1.55(d)
  Net investment
    income (%)                     1.45            1.10            1.29          1.66            5.40(d)
Portfolio turnover (%)               17              14              22            23               2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2012, average net assets were $358,810,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

December 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2012, the Funds had acquired fund fees and expenses ratios of 0.53% for Target Income, 0.60% for Target 2020, 0.68% for Target 2030, 0.75% for Target 2040, and 0.78% for Target 2050.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                 ACTUAL EXPENSES
                             BEGINNING           ENDING        PAID DURING PERIOD**
                           ACCOUNT VALUE     ACCOUNT VALUE        JULY 1, 2012 -
                            JULY 1, 2012   DECEMBER 31, 2012    DECEMBER 31, 2012
                           --------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00         $1,056.40               $0.31
Hypothetical*                 1,000.00          1,024.83                0.31

TARGET 2020
Actual                        1,000.00          1,065.60                0.21
Hypothetical*                 1,000.00          1,024.94                0.20

TARGET 2030
Actual                        1,000.00          1,075.50                0.21
Hypothetical*                 1,000.00          1,024.94                0.20

TARGET 2040
Actual                        1,000.00          1,082.80                0.21
Hypothetical*                 1,000.00          1,024.94                0.20

TARGET 2050
Actual                        1,000.00          1,087.50                0.31
Hypothetical*                 1,000.00          1,024.83                0.31

 * 5% return per year before expenses
** Actual expenses equal each Fund's annualized expense ratio of 0.06% for Target Income, 0.04% for Target 2020, 0.04% for Target 2030, 0.04% for Target 2040, and 0.06% for Target 2050, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 184 days/366 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 1, 2012, through December 31, 2012. These total returns equaled 5.64%, 6.56%, 7.55%, 8.28%, and 8.75% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  63

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

INTERESTED OFFICERS(1)

--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   88214-0213                                (C)2013, USAA. All rights reserved.






ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2012 and 2011 were $360,045 and $348,949, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2012 and 2011 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2012 and 2011 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------
*Print the name and title of each signing officer under his or her signature.